Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,028	$ 11,156	$ 10,658	$ 11,313	$ 11,171	$ 10,887	$ 10,391	$ 10,207	$ 9,853	$ 9,727	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,594	10,754	10,274	10,989	10,923	10,725	10,312	10,202	9,933	9,880	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,998	11,158	10,688	11,380	11,254	10,995	10,523	10,359	10,022	9,933	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,619	11,678	11,131	11,782	11,606	11,283	10,744	10,525	10,133	9,978	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,627	11,671	11,135	11,787	11,610	11,275	10,736	10,526	10,133	9,978	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Putnam Short Duration Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Short Duration Bond Linked Benchmark
Account Value	$ 12,055	11,199	10,727	11,387	11,300	10,861	10,266	10,111	10,041	10,008	10,000
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,450	11,565	11,078	11,759	11,669	11,216	10,602	10,526	10,345	10,110	10,000
Putnam Short Duration Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Short Duration Bond Linked Benchmark
Account Value	$ 12,055	11,199	10,727	11,387	11,300	10,861	10,266	10,111	10,041	10,008	10,000
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,450	11,565	11,078	11,759	11,669	11,216	10,602	10,526	10,345	10,110	10,000
Putnam Short Duration Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Short Duration Bond Linked Benchmark
Account Value	$ 12,055	11,199	10,727	11,387	11,300	10,861	10,266	10,111	10,041	10,008	10,000
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,450	11,565	11,078	11,759	11,669	11,216	10,602	10,526	10,345	10,110	10,000
Putnam Short Duration Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Short Duration Bond Linked Benchmark
Account Value	$ 12,055	11,199	10,727	11,387	11,300	10,861	10,266	10,111	10,041	10,008	10,000
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,450	11,565	11,078	11,759	11,669	11,216	10,602	10,526	10,345	10,110	10,000
Putnam Short Duration Bond Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Short Duration Bond Linked Benchmark
Account Value	$ 12,055	11,199	10,727	11,387	11,300	10,861	10,266	10,111	10,041	10,008	10,000
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Account Value	$ 12,450	$ 11,565	$ 11,078	$ 11,759	$ 11,669	$ 11,216	$ 10,602	$ 10,526	$ 10,345	$ 10,110	$ 10,000